Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2021
Short-Term Investments [Abstract]
Schedule of short-term investments
	June 30, 2021	December 31, 2020
	(Unaudited)
Wealth management products	$8,053,774	$4,597,701
Structured deposits	29,427,253	-
Add: Accrued interest receivable	189,664	83,142
Total short-term investments	$37,670,691	$4,680,843